Consolidated Statements of Income (Loss) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest income	$ 1,687,502	$ 1,549,674	$ 1,773,640
Interest expense	(711,195)	(683,237)	(873,222)
Net interest income	976,307	866,437	900,418
Fee and commission income	226,809	204,378	244,196
Fee and commission expense	(73,267)	(63,379)	(69,792)
Net fee and commission income	153,542	140,999	174,404
Net income from financial operations	55,910	110,887	143,634
Net foreign exchange gain (loss)	149,165	(74,464)	27,626
Other operating income	29,278	65,578	44,972
Net operating profit before provision for loan losses	1,364,202	1,109,437	1,291,054
Provision for loan losses	(262,440)	(466,230)	(382,678)
NET OPERATING PROFIT	1,101,762	643,207	908,376
Personnel salaries and expenses	(306,720)	(292,191)	(298,209)
Administrative expenses	(257,970)	(257,753)	(248,881)
Depreciation and amortization	(101,583)	(126,444)	(127,166)
Impairment	(91)	(814,879)	(728)
Other operating expenses	(43,243)	(90,511)	(61,549)
Total operating expenses	(709,607)	(1,581,778)	(736,533)
TOTAL OPERATING INCOME (LOSS)	392,155	(938,571)	171,843
Income (loss) from investments in associates	(287)	(2,794)	532
Operating (loss) income before income taxes	391,868	(941,365)	172,375
Income taxes	(115,631)	115,210	(47,853)
Consolidated income (loss) from continuing operations	276,237	(826,155)	124,522
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR	276,237	(826,155)	124,522
Attributable to:
Equity holders of the Bank	273,410	(808,784)	113,684
Non-controlling interest	$ 2,827	$ (17,371)	$ 10,838
Earnings (losses) per share attributable to equity holders of the Bank (in Chilean pesos)
Basic earnings (loss) per share	$ 0.457	$ (1.578)	$ 0.222
Diluted earnings (loss) per share	$ 0.457	$ (1.578)	$ 0.222